SUNAMERICA STYLE SELECT SERIES, INC.(R)

      Supplement to the Prospectus dated February 28, 2000, as supplemented
                                  May 22, 2000

         Under the section entitled "ADDITIONAL INVESTOR SERVICES" on page 26 of the Prospectus, the third paragraph should be replaced in its entirety with the following:

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established. To use:

        o  Make sure you have at least $5,000 worth of shares in your account.

        o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

        o Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

        o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

        o  Make sure your dividends and capital gains are being reinvested.

You  cannot  elect  the  systematic   withdrawal  plan  if  you  have  requested
certificates for your shares.

                                   ***********

       The following should be added to references of the Value Portfolio under the heading "INFORMATION ABOUT ADVISERS - STYLE-BASED PORTFOLIOS" on page 40 of the Prospectus:

                     NAME, TITLE AND AFFILIATION OF
PORTFOLIO            PORTFOLIO MANAGER                    EXPERIENCE
---------            -----------------                    ----------
Value Portfolio      Scott A. Moore                       Mr. Moore has been a member of the
                     Portfolio Manager                    team that manages the Portfolio
                     (American Century)                   since October 1996 and Portfolio
                                                          Manager since February 1999.  He
                                                          joined American Century in August
                                                          1993 as an Investment Analyst.

       The  following  should  be  added  to  references  of the  Focused  Value
Portfolio   under  the  heading   "INFORMATION   ABOUT  ADVISERS  -  STYLE-BASED
PORTFOLIOS" on page 43 of the Prospectus:

                     NAME, TITLE AND AFFILIATION OF
PORTFOLIO            PORTFOLIO MANAGER                    EXPERIENCE
---------            -----------------                    ----------
Focused Value        Phil Davidson                        Mr. Davidson is a Vice President
    Portfolio        Lead Portfolio Manager               and  Portfolio Manager and has been
                     (American Century)                   with American Century since
                                                          1993.







Dated:  October 26, 2000